Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	000-53826
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Unit 01, 21/F, Aitken Vanson Centre
Entity Address, Address Line Two	61 Hoi Yuen Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(g) Security	Ordinary Share, par value U.S.$0.001 per share
Trading Symbol	PLTYF
Entity Common Stock, Shares Outstanding	12,938,128
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Entity Shell Company	true
Entity Central Index Key	0001433309
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Amendment Flag	false
Auditor Name	Centurion ZD CPA & Co.
Auditor Firm ID	2769
Auditor Location	Hong Kong, China
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	c/o Unit 01, 21/F, Aitken Vanson Centre
Entity Address, Address Line Two	61 Hoi Yuen Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Contact Personnel Name	Kin Sun Sze-To
City Area Code	852
Local Phone Number	21917155
Contact Personnel Fax Number	852-27796001